Right-of-use assets and lease contract liabilities (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Incremental borrowing rates	5.00%	4.20%
Variable lease payments which are not included in lease liabilities	$ 253,206	$ 169,587
Total cash outflow for leases	$ 1,055,219	$ 574,545